Bonds, notes and other obligations - Additional Information (Detail)		1 Months Ended	12 Months Ended
	Jan. 17, 2024 USD ($)	Jan. 31, 2025 USD ($)	Dec. 31, 2025 PEN (S/)	Dec. 31, 2024 PEN (S/)	Dec. 31, 2023 PEN (S/)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Aug. 31, 2024 USD ($)	Feb. 28, 2023 USD ($)	Jun. 30, 2020	Oct. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Notional amount | S/			S/ 13,275,494,000	S/ 13,070,956,000
Repayments of bonds, notes and debentures | S/			1,502,749,000	1,266,504,000	S/ 2,189,040,000
Debt Instrument Redemption Price Percentage										100.00%
Three Point Two Five Zero Percent Corporate Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount			S/ 1,008,900,000	1,129,200,000		$ 300,000,000	$ 300,000,000
Six point six two five Percentage Subordinated Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate			6.625%			6.625%
Repayments of bonds, notes and debentures | $	$ 194,852,000
Borrowings, interest rate basis			since that date, the interest rate changes to 5-year U.S. Treasury plus 365.2 basis points.
Six Point Three Nine Seven Percentage Subordinated Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate		6.397%
Repayments of bonds, notes and debentures | $		$ 350,000,000
Borrowings, interest rate basis			from that date forward, the interest rate will change to UST to 5-year rate plus 206.7 basis points.
Senior Bonds [Member] | Cash flow hedges [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | $											$ 150,000,000
Cash flow hedge, fair value | S/			S/ 505,200,000	565,500,000
Senior Bonds [Member] | Cash flow hedges [member] | Two Cross Currency Swap Contracts [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount | $									$ 20,000,000
Cash flow hedge, fair value | S/			67,360,000	75,400,000
Senior Bonds [Member] | Cash flow hedges [member] | Cross currency swap contracts one [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | $								$ 10,000,000
Cash flow hedge, fair value | S/			S/ 33,680,000	S/ 37,700,000